March 17, 2016

VIA EDGAR AND FEDERAL EXPRESS

United States Securities and Exchange Commission

Division of Corporation Finance

Mail Stop 4561

100 F. Street, N.E.

Washington, D.C. 20549

Attention: Suzanne Hayes

Re:	Intellia Therapeutics, Inc.

Amendment No. 2 to Draft Registration Statement on Form S-1

Submitted December 22, 2015

CIK No. 0001652130

Dear Ms. Hayes:

This letter is confidentially submitted on behalf of Intellia Therapeutics, Inc. (the “Company”) in response to the comments of the staff of the Division of Corporation Finance (the “Staff”) of the U.S. Securities and Exchange Commission (the “Commission”) with respect to the Company’s Amendment No. 2 to Draft Registration Statement on Form S-1, confidentially submitted on December 22, 2015 (the “Draft Registration Statement”), as set forth in the Staff’s letter dated January 11, 2016 addressed to Nessan Bermingham, Ph.D., President and Chief Executive Officer of the Company (the “Comment Letter”). The Company is concurrently confidentially submitting its Amendment No. 3 to the Draft Registration Statement (“Amendment No. 3”), which includes changes to the Draft Registration Statement in response to the Staff’s comments.

For reference purposes, the text of the Comment Letter has been reproduced herein with responses below each numbered comment. For your convenience, we have italicized the reproduced Staff comments from the Comment Letter. Unless otherwise indicated, page references in the descriptions of the Staff’s comments refer to the Draft Registration Statement, and page references in the responses refer to Amendment No. 3. All capitalized terms used and not otherwise defined herein shall have the meanings set forth in Amendment No. 3.

The responses provided herein are based upon information provided to Goodwin Procter LLP by the Company. In addition to confidentially submitting this letter via EDGAR, we are sending via Federal Express five (5) copies of each of this letter and Amendment No. 3 (marked to show changes from the Draft Registration Statement).

Overview, page 1

1.	We note your reference of Dr. Doudna as a “co-founder” of your Company. We also note your website describes Dr. Doudna as an advisor to the company. Please revise the Prospectus Summary and other applicable sections of the registration statement to clearly explain the extent of her involvement with your company. For example, please explain what it means to be a “co-founder.” The term “founder” implies that one has some control over and a financial interest in the company, yet your disclosures do not indicate that she has a significant financial interest or control. A “founder” who is not a principal stockholder or employee does not appear to have a current connection to the company. In this regard, please explain whether Dr. Doudna’s has maintained or transferred her initial co-founder interests and other rights in the company. Please describe her advisory role. We note you highlight the work of Dr. Doudna, but provide no indication that she is a non-employee consultant to your company.

RESPONSE: In response to the Staff’s comments, the Company has updated its disclosure on pages 1, 73 and 77 and provided additional disclosure regarding its scientific founders and advisors on page 76, including their current status as equity holders and active scientific advisors of the Company who are compensated for their service to the Company as scientific advisors.

2.	Please also clarify the nature and scope of any engagement with Dr. Doudna to include what entitlement, if any, you have to intellectual property deriving from her research. For example, we note Dr. Doudna is a co-founder of your licensor Caribou, and is widely recognized for her contributions to the development of CRISPR/Cas9 as a genome engineering tool. Does Caribou have any claim to intellectual property derived from Dr. Doudna’s research?

RESPONSE: In response to the Staff’s comments, the Company has revised its disclosure regarding its scientific founders and advisors on page 76. Further, the Company respectfully advises the Staff that beyond the intellectual property licensed under the Company’s disclosed agreements, the Company currently has no entitlement to additional intellectual property derived from Dr. Doudna’s research with any third party. The Company is also not aware of any additional claims that Caribou may have to additional intellectual property derived from Dr. Doudna’s research.

3.	We refer to your last bullet point on page 2. Please revise your disclosure here and in your “Intellectual Property” section on page 87 to explain your leading intellectual property position in view of the competing claims concerning the intellectual property sublicensed from Caribou. In addition, please disclose whether you have any rights to issued patents relating to the CRISPR/Cas9 technology in the first bullet on page 87.

RESPONSE: The Company respectfully advises the Staff that despite competing claims regarding the inventions claimed in the sublicensed UC/Vienna and Dr. Charpentier application family, the Company believes it has a leading intellectual property position due to its access to several of the earliest filings describing the use of CRISPR/Cas9 for genome editing. With respect to the sublicensed UC/Vienna and Dr. Charpentier application family, the Company has updated the disclosure on page 89 to include that the UC/Vienna/Charpentier group has been named the senior party in the interference proceeding declared by the USPTO, which means that UC/Vienna/Charpentier is currently presumed to be the first inventor, and the burden is on the Broad Institute to prove otherwise. In addition, the Company has access to the sublicensed Pioneer Hi-Bred intellectual property portfolio described at page 89. In particular, the family of applications filed by Vilnius University that is part of the Pioneer Hi-Bred intellectual property portfolio claims priority to a March 20, 2012, application and discloses the components of a CRISPR/Cas9 system required for gene editing in non-bacterial organisms. The Company currently has exclusive access to the Vilnius application in its therapeutic field as defined in the Caribou license agreement. Accordingly, the Company believes it has an advantageous position with respect to foundational CRISPR/Cas9 intellectual property.

Risks Associated With Our Business, page 6

4.	Please add a risk factor to describe briefly the risks associated with your ability to obtain issued patents and to utilize the intellectual property sublicensed pursuant to the Caribou agreement. In this regard, we note your reference to certain patents issued to Broad that claim aspects of CRISPR/Cas9 systems and methods to edit genes in eukaryotic cells, a primary focus of your pipeline.

RESPONSE: In response to the Staff’s comments, the Company has revised the disclosure on page 6 and added a corresponding risk factor at page 38 to describe certain risks associated with the Company’s ability to obtain issued patents and to utilize intellectual property sublicensed pursuant to the Caribou agreement.

We face significant competition in an environment of rapid technological change,.. .page 21

5.	We note that certain of your founders have affiliations with other gene editing companies. Please identify your founders and their current affiliations with other gene editing companies. Describe their current involvement with your company and their involvement with other gene editing companies.

RESPONSE: In response to the Staff’s comments, the Company has provided additional disclosure regarding its scientific founders and advisors on page 76, including their current relationships with the Company. The Company respectfully advises the Staff that it is not aware of any affiliations of the Company’s founders with other gene editing companies beyond (i) the involvement of Drs. Barrangou, Doudna, Haurwitz and May with Caribou Biosciences, with whom the Company has disclosed its relationship in the registration statement and (ii) the citation of Dr. Doudna as a founder of Editas Medicine, Inc., which has publicly disclosed that Dr. Doudna is no longer affiliated with their company.

The Regents of the University of California and the University of Vienna IP, page 89

6.	Please clarify here and throughout your prospectus whether the material intellectual property in this “patent family” consists solely of patent applications or issued patents.

RESPONSE: In response to the Staff’s comments, the Company has revised its disclosure at page 88 to update the status of this patent family. In particular, the Company notes that the USPTO has found claims in this family allowable pending interference. The USPTO Patent Trial and Appeal Board has declared an interference with 12 patents issued to the Broad Institute, MIT and Harvard and has named the UC/Vienna/Charpentier group as the senior party.

7.	We note your disclosure on page 37 and 89 regarding the request to the USPTO, asking that an interference be declared between the UC/Vienna/Charpentier patent application and certain patents issued to the Broad Institute and Massachusetts Institute of Technology. We also note recent news accounts of the USPTO recommendation regarding this request. Please revise your disclosure to include any changes to this disclosure and briefly describe Dr. Doudna’s interest in these proceedings. In addition, please add a brief description of the interference to your prospectus summary.

RESPONSE: The Company acknowledges the Staff’s comments and has revised its disclosure at pages 38, 88 and 89 to update the status of this patent family and to provide information on the status of the interference. In particular, the Company notes that the USPTO has found claims in this family allowable pending interference and has declared an interference naming Berkeley/Vienna/Charpentier as the senior party. Further, the Company notes that Dr. Doudna has assigned her interest in this patent family to The Regents of the University of California and is therefore not a real party-in-interest to the interference proceedings.

Executive Compensation, page 114

8.	Please update your disclosure to include the disclosures required by Item 402 of Regulation S-K for your last completed fiscal year.

RESPONSE: The Company acknowledges the Staff’s comment and has updated the disclosure in the Executive Compensation section to include the disclosures required for fiscal year 2015.

Certain Relationships and Related Party Transactions, page 120

9.	Caribou Biosciences’ website indicates that they are also one of your co-founders. Please revise to identify them as such here and in your prospectus summary.

RESPONSE: In response to the Staff’s comments, the Company has provided additional disclosure regarding its scientific founders and advisors on page 76, including the recognition of Dr. Rachel Haurwitz and Dr. Andrew May of Caribou Biosciences.

Notes to Consolidated Financial Statements

7. Preferred Units and Preferred Stock

Merger with Intellia Therapeutics, Inc.

10.	Please refer to your response to our prior comment 4. Provide us your analysis with reference to authoritative literature supporting why no change in fair value between stockholders, individually or as a class, results in accounting for the Reorganization as a modification of the equity securities and presented as a reclassification of the components of equity as of the date of its occurrence.

RESPONSE: The Company acknowledges the Staff’s comments and provides the following information with respect to the Reorganization:

As noted in the financial statements and throughout the Draft Registration Statement, the Reorganization resulted in the holders of equity interests in Intellia Therapeutics, LLC (the “LLC”) exchanging their interests in the LLC for equity interests in Intellia Therapeutics, Inc., the LLC’s wholly-owned subsidiary. As the Reorganization represented a transaction between entities with common ownership before and after the transaction, the Company believes that this transaction lacks economic substance and therefore should be accounted for in a manner consistent with a common control transaction. The Company’s conclusion is based on the following:

•	The LLC did not have any substantive operations. Its only assets were its investment in Intellia Therapeutics, Inc. and cash that was periodically raised from the sale of equity interests that was subsequently invested in the operations of Intellia Therapeutics, Inc. Because the LLC did not have any operations, it did not generate any liabilities.

•	The Reorganization was comprised of a transaction in which the shareholders have nearly identical ownership percentages and interests before and after the transaction. The Company noted only nominal changes in ownership arising from the mechanics, such as rounding, resulting from the conversion ratio that was applied.

•	There was no consideration exchanged in the Reorganization and no reallocation of value between the different classes of equity.

Based on the foregoing, the Company has concluded that the Reorganization lacks economic substance and should be accounted for as a reclassification of the components of equity based on the carrying amounts. This conclusion has historically been supported by analogy to paragraph 6 of FASB Technical Bulletin 85-5, Issues Relating to Accounting for Business Combinations, Including Costs of Closing Duplicate Facilities of an Acquirer, Stock Transactions Between Companies Under Common Control, Downstream Mergers, Identical Common Shares for a Pooling of Interests, Pooling of Interests by Mutual and Cooperative Enterprises, which states, in part:

[I]f the exchange lacks substance, it is not a purchase event and should be accounted for based on existing carrying amounts. That is, if the minority interest does not change and if in substance the only assets of the combined entity after the exchange are those of the partially owned subsidiary prior to the exchange, a change in ownership has not taken place, and the exchange should be accounted for based on the carrying amounts of the partially owned subsidiary’s assets and liabilities.

Although Technical Bulletin 85-5 was nullified by ASC 805, Business Combinations, we believe analogizing to this guidance remains appropriate.

In response to the Staff’s comment, the Company has updated disclosure on page F-21 to further indicate that the Reorganization was determined to lack economic substance and that the transaction was accounted for in a manner consistent with a transaction between entities under common control.

If you should have any questions concerning the enclosed matters, please contact the undersigned at (617) 570-1971.

Sincerely,

/s/ Arthur R. McGivern
Arthur R. McGivern

cc:	Nessan Bermingham, Ph.D., Intellia Therapeutics, Inc.

José E. Rivera, Esq., Intellia Therapeutics, Inc.

William D. Collins, Esq., Goodwin Procter LLP

Joseph H. Apke, Deloitte & Touche LLP